Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2014
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2013	9,954	19,910	29,864
Additions	2,055	2,287	4,342
Amortization	(1,016)	(3,796)	(4,812)
Write-off	(2,009)	(482)	(2,491)
Balance, June 30, 2014	8,984	17,919	26,903